Trade Notes and Accounts Payable - Summary of Trade Notes and Accounts Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Trade and other current payables [abstract]
Trade notes and accounts payable	$ 15,923	$ 508	$ 17,743